UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ASA (Bermuda) Limited
Address: 11 Summer Street, 4th floor, Buffalo, NY 14209-2256


Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J.A. Irwin
Title: Chairman, President & Treasurer
Phone: 716-883-2428

Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin               Buffalo, New York          October  , 2006
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $157,454
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                                FORM 13F INFORMATION TABLE
                                                                                                                 VOTING AUTHORITY
                       TITLE                       VALUE      SHARES/    SH/   PUT/   INVESTMENT    OTHER     ----------------------
NAME OF ISSUER         OF CLASS          CUSIP    (x$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
---------------        ------------    ---------  ---------  ---------  -----  ----  -----------  ---------   -------  ------- -----
Barrick Gold           Common Stock    067901108   28,416       925,000   SH           Sole                    925,000
  Corporation

Compania de Minas      Sponsored ADR   204448104   24,300       900,000   SH           Sole                    900,000
  Buenaventura

Goldcorp Inc.          Common Stock    380956409   21,240       900,000   SH           Sole                    900,000

Harmony Gold           Sponsored ADR   413216300   28,012     2,166,400   SH           Sole                  2,166,400
  Mining Company
  Limited

Meridian Gold          Common Stock    589975101   14,916       600,000   SH           Sole                    600,000
  Inc.

Newmont Mining         Common Stock    651639106   22,246       520,368   SH           Sole                    520,368
  Corporation

Randgold               ADRs            752344309   18,324       900,000   SH           Sole                    900,000
  Resources
  Limited
